Share capital and share based payments - Options Expense, Grants and Exercises (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) $ / shares
Share capital and share based payments
Options granted	0	140,000
Options exercised	745,517	1,133,482
Options exercised, weighted average exercise | $ / shares	$ 1.41	$ 1.29
Gross proceeds from exercise of options | $	$ 1,072,089	$ 1,465,658
Stock Option Plan
Share capital and share based payments
Options granted	3,333	350,000
Options exercised	745,517	1,133,482
Options exercised, weighted average exercise | $ / shares	$ 1.41	$ 1.29
Stock Options
Share capital and share based payments
Share-based compensation expense | $	$ 5,329,438	$ 998,307
Options granted	3,333	350,000
Gross proceeds from exercise of options | $	$ 1,054,673
Stock Options | Officers and employees
Share capital and share based payments
Options granted	0	255,000
Stock Options | Consultants
Share capital and share based payments
Options granted	3,333	0
Omnibus Incentive Plan
Share capital and share based payments
Share-based compensation expense | $	$ 9,110,070
Options granted		45,000
Options exercised	11,666	0
Options exercised, weighted average exercise | $ / shares	$ 2.09
Omnibus Incentive Plan | Officers and employees
Share capital and share based payments
Options exercised	0	45,000
Options exercised, weighted average exercise | $ / shares		$ 2.09